Certain relationships and related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of allowance for loan losses on the Promissory Notes
The activity in the allowance for loan losses on the Promissory Notes during the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows (in millions):

	June 30, 2021	December 31, 2020
Beginning balance	$30.0	$127.7
Provision for loan losses	—	19.4
Reversal of allowance	—	(117.1)

Net reversal of allowance for loan losses	—	(97.7)

Write offs	(30.0)	—

Ending balance	$—	$30.0

The activity in the allowance for loan losses on the Promissory Notes during the year ended December 31, 2020 was as follows (in millions):

2020
Beginning balance	$127.7
Provision for loan losses	19.4
Reversal of allowance	(117.1)

Net reversal of allowance for loan losses	(97.7)

Ending balance	$30.0

Summary of Related Party Transactions
The following table summarizes the Company’s transactions with related parties for each of the three and six months ended June 30, 2021 and 2020 (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues (1)	$0.4	$0.2	$0.7	$0.4
Selling, general and administrative expenses (2)	—	(0.1)	(0.1)	(0.1)
Impairment of notes receivable and other amounts due from affiliate (3)	—	2.1	—	8.8
Other income, net (4)	0.1	1.3	0.1	2.9

(1)
Revenues for the three and six months ended June 30, 2021 and 2020 include amounts recognized from contracts with Appgate, Brainspace Corporation, and Presidio. Brainspace Corporation was an affiliate of the Company and an indirect subsidiary of SIS through January 20, 2021.

(2)	Selling, general and administrative expenses include amounts incurred under the Transition Services Agreement. Where applicable, no amount appears in the table due to rounding convention.
(3)	Includes impairment recognized in connection with amounts funded under the Promissory Notes and $3.1 million of other amounts due from Appgate during the three and six months ended June 30, 2020.
(4)	Includes net income recognized under the Transition Services Agreement for the three and six months ended June 30, 2021 and 2020 .

The following table summarizes the Company’s transactions with related parties for each of the periods presented below:

	2020	2019
Revenues (1)	$0.2	$0.1
Selling, general and administrative expenses (2)	0.3	—
(Recovery) impairment of notes receivable from affiliate (3)	(97.7)	—
Interest income (4)	1.0	—
Other income, net (5)	4.2	—

(1)
Revenues for the year ended December 31, 2020 include amounts recognized from contracts with Appgate, Brainspace Corporation, and Presidio. Appgate is an affiliate of the Company and a direct subsidiary of SIS. Brainspace Corporation was an affiliate of the Company and an indirect subsidiary of SIS at December 31, 2020. Brainspace Corporation was sold to an unrelated party in January 2021. Revenues for the year ended December 31, 2019 include amounts recognized from contracts with Presidio.

(2)	Selling, general and administrative expenses include amounts incurred under the Transition Services Agreement described in Note 3.
(3)	Represents net (recovery) impairment recognized in connection with amounts funded under the Promissory Notes described in Note 3.
(4)	Represents interest income recognized under one of the Promissory Notes described in Notes 3 and 21.
(5)	Includes income recognized under the Transition Services Agreement for the year ended December 31, 2020 – see Note 3.

Summary of Balances Arising from Transactions with Related Parties
As of June 30, 2021 and December 31, 2020, the Company had the following balances arising from transactions with related parties (in millions):

	June 30, 2021	December 31, 2020
Accounts receivable (1)	$—	$4.3
Due from affiliates (2)	—	117.1
Accounts payable (3)	0.3	0.4
Accrued expenses (4)	0.4	0.5
Due to affiliates (5)	—	22.7

(1)
Accounts receivable at December 31, 2020 include amounts due from Appgate under the Transition Services Agreement, and trade receivables due from Appgate and Brainspace Corporation. Where applicable, no amount appears in the table due to rounding convention.

(2)	Due from affiliates at December 31, 2020 includes amounts due from Appgate under the Promissory Notes.
(3)	Accounts payable at June 30, 2021 and December 31, 2020 include amounts due to Appgate under the Transition Services Agreement, and trade payables due to Appgate.
(4)	Accrued expenses at June 30, 2021 and December 31, 2020 include board fees owed to the independent directors of the Company.
(5)	Due to affiliates at December 31, 2020 includes amounts owed under the Services Agreement.

As of December 31, 2020 and 2019, the Company had the following balances arising from transactions with related parties:

	2020	2019
Accounts receivable (1)	$4.3	$—
Due from affiliates (2)	117.1	—
Accounts payable (3)	0.4	—
Accrued expenses (4)	0.5	0.3
Due to affiliates (5)	22.7	24.9

(1)
Accounts receivable at December 31, 2020 include amounts due from Appgate under the Transition Services Agreement described in Note 3, and trade receivables due from Cyxtera Cybersecurity Inc. and Brainspace Corporation.

(2)	Due from affiliates at December 31, 2020 includes amounts due from Appgate under the Promissory Notes.
(3)	Accounts payable at December 31, 2020 include amounts due to Appgate under the Transition Services Agreement described in Note 3, and trade payables due to Appgate.
(4)	Accrued expenses at December 31, 2020 and 2019 include board fees owed to the independent directors of the Company.
(5)
Due to affiliates at December 31, 2020 includes amounts owed under the Services Agreement. Due to affiliates at December 31, 2019 includes amounts owed under the Services Agreement, as well as other net amounts owed to Appgate.